Investments Accounted for Using the Equity Method (Reconciliation of Summarised Financial Information for Joint Ventures, Narrative) (Details) - Jinpu [member] - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Profit related to disposition of Jinpu	¥ 10,339
Exceeded amount of share of losses to interest in joint venture		¥ 2,727
Cumulative exceeded amount of share of losses to interest in joint venture		¥ 2,727